Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17 Subsequent Events

The Company evaluated subsequent events from the date of the condensed consolidated balance sheets as of June 30, 2026, through the date of the release of the condensed consolidated financial statements.

On July 21, 2026, the Company entered into a Settlement Agreement and Mutual Release (the “Settlement Agreement”) with ADI Funding LLC (“ADI Funding”) and M2B Funding Corp. (“M2B”). As previously disclosed, on June 12, 2026, the Company received notice from ADI Funding Convertible Note, dated June 11, 2026, alleging an event of default occurred under the ADI Funding Convertible Note and other transaction documents between the Company and ADI Funding due to the Company’s alleged failure to file a resale registration statement on Form S-1 to register shares for resale pursuant to an equity line of credit financing with M2B, failure to file a Form 8-K related to the equity line of credit financing with M2B and failure to issue transfer agent instructions for the issuance of commitment shares to M2B pursuant to the equity line of credit financing, in each case no later than June 11, 2026. The Settlement Agreement resolves all disputes among the Company, ADI Funding and M2B on the principal terms described herein and in the Settlement Agreement.

Pursuant to the terms of the Settlement Agreement, in consideration for the mutual promises contained therein, the Company agreed to:

●	repay the ADI Funding Convertible Note on the earlier of ninety (90) days following the execution of the Settlement Agreement or immediately upon the Company receiving proceeds from any Financing Transaction (as defined in the Settlement Agreement);

●	apply fifty percent (50%) of all gross process received from any Financing Transaction toward repayment of the ADI Funding Convertible Note until the ADI Funding Convertible Note has been repaid in full, except for the equity line of credit financing with M2B, which will pay 100% of proceeds to ADI Funding until repayment of the ADI Funding Convertible Note in full;

●	within three (3) business days following execution of the Settlement Agreement, pay ADI Funding $50,000 in cash; if such amount is not received by ADI Funding by the third business day, the unpaid amount shall accrue contractual late charge of five hundred dollars ($500) per day until paid, with no applicable cure period (the “ADI Settlement Cash Consideration”);

●	issue ADI Funding a promissory note in the principal amount of $50,000, which such note shall mature in six (6) months from issuance, will bear no interest prior to maturity, will have no original issue discount and will permit repayment at any time without premium or penalty and, if unpaid at maturity, will accrue interest automatically at eighteen percent (18%) per annum retroactive to the original issuance date; and ADI Funding may convert the outstanding balance into shares of the Company’s common stock at seventy-five percent (75%) of the lowest VWAP during the twenty (20) trading days immediately preceding conversion (the “ADI Settlement Note”);

●	issue ADI Funding 6,250 shares of restricted common stock with piggyback registration rights (the “ADI Settlement Shares”);

●	issue M2B a promissory note in the principal amount of one hundred and twenty-five thousand dollars ($125,000), with a maturity date of six (6) months after issuance, bearing no interest prior to maturity, having no original issue discount and will permit prepayment without penalty; and, if unpaid at maturity, will accrue interest automatically at eighteen percent (18%) per annum retroactive to the original issuance date; and M2B may convert the outstanding balance into shares of common stock of the Company at seventy-five percent (75%) of the lowest VWAP during the twenty (20) trading days immediately preceding conversion (the “M2B Settlement Note” and together with the ADI Settlement Note, the “Settlement Notes”); and
●	issue M2B 6,250 shares of restricted common stock with piggyback registration rights (the “M2B Settlement Shares” and together with the ADI Settlement Shares, the “Settlement Shares”).

Each of the following constitutes an event of default under the Settlement Agreement: (i) failure to timely make any payment under the Settlement Agreement; (ii) failure to issue the Settlement Shares; (iii) failure to issue the Settlement Notes; and (iv) breach of any material covenant in the Settlement Agreement. Upon an event of default under the Settlement Agreement, all obligations accelerate immediately, all unpaid notes accrue interest at 18%, conversion rights become immediately exercisable, the Company would be obligated to reimburse all reasonable attorneys’ fees, transfer agent fees, opinion costs and collection expenses and ADI Funding’s rights and remedies under the ADI Funding Convertible Note and other transaction documents between the Company and ADI Funding would be reinstated and preserved in full. Additionally, the mutual release from liability pursuant to the Settlement Agreement is conditioned upon the payment of the ADI Settlement Cash Consideration, the issuance of the Settlement Notes, and the issuance of the Settlement Shares.

Labrys Convertible Promissory Note Financing

On July 8, 2026, the Company, entered into a securities purchase agreement (the “Labrys SPA”) with an institutional investor (“Labrys”). Pursuant to the Labrys SPA, the Company issued to Labrys an unsecured convertible promissory note in the aggregate principal amount of $336,000 (including the original issue discount of $36,000) (the “Labrys Note”). The Labrys Note is subject to a one-time interest charge of twelve percent (12%) that is guaranteed and earned in full as of the issue date of the Labrys Note. The Labrys Note is due and payable on June 30, 2027. The Company has the right to accelerate payments or prepay the Labrys Note at any time prior to the date that is one hundred eighty-one (181) calendar days after its issuance date, in an amount of cash equal to a certain percentage of the then outstanding principal amount of the Labrys Note plus any accrued and unpaid interest on the unpaid amount of the Labrys Note, which will be based on the date of the prepayment of the Labrys Note. If, at any time after its issuance date and prior to full repayment, the Company or any of its subsidiaries receive cash proceeds from any source or series of related or unrelated sources on or after the issue date of the Labrys Note, including but not limited to, from payments from customers, the issuance of equity or debt, the incurrence of indebtedness, a merchant cash advance, sale of receivables or similar transactions, the conversion of outstanding warrants of the Company, the issuance of securities pursuant to an Equity Line of Credit (as defined in the Labrys Note), or the sale of assets, Labrys has the right in its sole discretion to require the Company to immediately apply up to 50% of such proceeds to repay all or any portion of the outstanding principal amount and interest then due under the Labrys Note. The Labrys Note is convertible into shares of the Company’s common stock at any time following the earlier of (i) the date that the Company fails to pay any Amortization Payment (as defined in the Labrys Note), (ii) the date which is one hundred eighty (180) days following the date of its issuance; and (iii) the date that any of the Conversion Shares (as defined in the Labrys SPA) are registered for Labrys’ resale pursuant to a registration statement or prospectus filed by the Company, except where such conversion would result in beneficial ownership by Labrys and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. The conversion price of the Labrys Note is equal to seventy-five percent (75%) of the lowest closing bid price of the Company’s common stock during the ten (10) trading days prior to the date a notice of conversion is submitted in writing to the Company.

Nasdaq Low Bid Price Non-Compliance and Delisting

As previously reported, on September 24, 2025, the Company, received a written notice from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with the continued listing requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”), which requires listed companies to maintain a minimum bid price of at least $1.00. Based on the Staff’s review of the Company’s closing bid price, the Company’s closing bid price was below $1.00 for the previous 30 consecutive trading days. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided a period of 180 calendar days, or until March 27, 2026, to regain compliance with the Bid Price Rule. The Company was granted an additional 180 calendar day compliance period, or until September 21, 2026, to regain compliance with the Bid Price Rule.

On July 30, 2026, the Company received a subsequent written notice (the “Notice”) from the Staff of Nasdaq indicating that it has determined that, as of July 29, 2026, the Company’s securities had a closing bid price of $0.10 or less for ten consecutive trading days, triggering application of Listing Rule 5810(c)(3)(A)(iii) which states in part: if during any compliance period specified in Rule 5810(c)(3)(A), a company’s security has a closing bid price of $0.10 or less for ten consecutive trading days, the Staff shall issue a Staff Delisting Determination under Rule 5810 with respect to that security. As a result, the Staff indicated in the Notice that it has determined to delist the Company’s securities from the Nasdaq Capital Market. Accordingly, the Company’s securities were delisted from the Nasdaq Capital Market, trading of the Company’s common stock and warrants will be suspended as of August 6, 2026 and a Form 25-NSE will be filed with the Securities and Exchange Commission to remove the Company’s securities from listing and registration on the Nasdaq Capital Market.

The Company is not aware of any other events or transactions that would require recognition or disclosure in the condensed consolidated financial statements.

Note 16 Subsequent Events

The Company has evaluated subsequent events from the date of the consolidated balance sheet as of December 31, 2025 through the date of the release of the consolidated financial statements.

Settlement of Frost Bank Obligations

On January 15, 2026, the Company entered into a settlement agreement with Frost Bank related to its outstanding loan obligations. Pursuant to the settlement, the Company paid $1,197,891 to the bank on January 15, 2026, in consideration for the release of certain judgment liens. Upon payment, the settlement fully resolved all outstanding amounts owed to the bank, including accrued liabilities, capital lease obligations, amounts outstanding under a line of credit issued on and a note payable issued on November 29, 2021.

Settlement of Encompass Purchase Liability

On February 16, 2026, the Company entered into a settlement agreement to fully settle the Encompass Purchase liability for an aggregate amount of $650,000. The settlement consists of (i) a cash payment of $50,000, (ii) issuance of Company shares with an aggregate fair value of $400,000, and (iii) assignment of a loan liability of $200,000. The Company determined that this settlement represents an adjusting subsequent event, as it provides additional evidence about conditions that existed as of the balance sheet date, and accordingly, the consolidated financial statements have been adjusted to reflect the settlement.

GMRx Stock Purchase Agreement

On January 16, 2026, the Company entered into a Stock Purchase Agreement with GoMyRx, Inc., a Wyoming corporation (“GMRx”) and Go Biz Holdings, LLC, a Wyoming limited liability company (“GBiz”), pursuant to which the Company agreed to purchase $2.0 million of shares of GMRx’s common stock, par value $0.001 per share (the “GMRx Shares”), from GBiz in a private transaction pursuant to the exemptions from registration provided in Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 of Regulation D promulgated thereunder, representing a ten percent (10%) ownership interest in GMRx. The GMRx Shares bear a restrictive legend and may not be sold, transferred or otherwise disposed of unless in compliance with the requirements of the Securities Act and applicable state securities laws.

GMRx is a digital prescription fulfillment platform and affiliate company of the GoMyDocs healthcare ecosystem. The Company had previously entered into a managed services agreement with GMRx pursuant to which the Company agreed to provide GMRx with certain services, including but not limited to, platform administration, customer and user support, third-party vendor coordination and reporting/governance.

Stockholder Approval of Private Placement

On November 25, 2025, the Company and Armistice entered into a securities purchase agreement, pursuant to which the Company agreed to sell to Armistice an aggregate of 122,951 shares of its common stock (the “Private Placement Shares”) or pre-funded warrants exercisable for $0.008 per share in lieu thereof (“Pre-Funded Warrants”), and accompanying common warrants to purchase up to 245,902 shares of common stock (the “Private Placement Warrants”) in a private placement (the “Private Placement Offering”), for gross proceeds of approximately $6 million, before deducting the placement agent’s fees and other estimated offering expenses. The purchase price per Private Placement Share (or Pre-Funded Warrant) and the accompanying Private Placement Warrants were $48.80. The Private Placement Warrants are exercisable immediately following receipt of stockholder approval for the issuance of the Private Warrants and the shares of Common Stock underlying the Private Placement Warrants (such approval, “Stockholder Approval”) and have an exercise price of $48.80 per share, subject to adjustment for customary events such as stock splits and fundamental transactions. The Private Placement Warrants will expire five years from their initial exercise date. The closing of the Private Placement Offering occurred on December 1, 2025.

On March 2, 2026, the Company received Stockholder Approval at a special meeting of stockholders, pursuant to which the Company’s stockholders approved, in accordance with Nasdaq Stock Market, LLC Listing Rule 5635(d), the issuance of up to 245,902 shares of the Company’s common stock issuable to the Private Placement Investor upon exercise of the Private Placement Warrants.

Nasdaq Minimum Bid Price Non-Compliance

On March 27, 2026, the Company received written notification from Nasdaq Listing Qualifications Staff that, while the Company had not regained compliance with the minimum $1.00 bid price per share requirement by the initial March 23, 2026 deadline, the Company has been granted an additional 180-calendar-day compliance period, or until September 21, 2026, to regain compliance, during which the Company intends to cure the deficiency by effecting a reverse stock split, if necessary. If the Company fails to regain compliance by September 21, 2026, its securities will be subject to delisting, subject to the Company's right to appeal to a Nasdaq Hearings Panel. There can be no assurance that the Company will be successful in regaining compliance within the allotted period.